Related Party Transactions - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
General and Administrative Expense [Member]
Related Party Transaction [Line Items]
Recognition of compensation cost	$ 0.1		$ 0.3	$ 0.1
General and Administrative Expense [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Recognition of compensation cost		$ 0.1
Restricted Stock [Member] | Two Independent Directors [Member]
Related Party Transaction [Line Items]
Shares issued					67,720
Restricted Stock [Member] | Three Independent Directors [Member]
Related Party Transaction [Line Items]
Shares issued	86,588		86,588
Carbon Group Limited [Member]
Related Party Transaction [Line Items]
Consultancy service expenses paid	$ 0.1		$ 0.1
CFL Ventures [Member]
Related Party Transaction [Line Items]
Revenues	$ 0.3		$ 0.3